Premises and Equipment (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Premises and Equipment [Abstract]
Depreciation expense	$ 922	$ 726	$ 551
Rent expense	$ 405	$ 367	$ 341